Other Assets - Components of Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Real estate owned, net	$ 79,079	$ 73,573	$ 64,959
Derivative instruments	78,262	62,365	949
Deferred debt issuance costs	60,408	57,517	47,544
Collateral receivable on derivative instruments	20,460	0	0
Acquisition deposits	2,232	175,048	15,000
Other	36,048	44,573	16,378
Total other assets	$ 276,489	$ 413,076	$ 144,830